RISK MANAGEMENT - Evaluation of impairment for other financial instruments (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt instruments
RISK MANAGEMENT
Maximum exposure to credit risk	$ 29,003,922	$ 15,614,134
Debt instruments | Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	29,003,922	15,614,134
Debt instruments | Impairment
RISK MANAGEMENT
Maximum exposure to credit risk	42,371	14,601
Debt instruments | Final Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	28,961,550	15,599,533
Equity securities
RISK MANAGEMENT
Maximum exposure to credit risk	588,207	1,228,423
Equity securities | Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	588,207	1,228,423
Equity securities | Final Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	588,207	1,228,423
Fair value | Debt instruments | Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	15,571,214	11,583,672
Fair value | Debt instruments | Impairment
RISK MANAGEMENT
Maximum exposure to credit risk		2,863
Fair value | Debt instruments | Final Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	15,571,213	11,580,809
Amortized cost | Debt instruments | Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	13,432,708	4,030,462
Amortized cost | Debt instruments | Impairment
RISK MANAGEMENT
Maximum exposure to credit risk	42,371	11,738
Amortized cost | Debt instruments | Final Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	13,390,337	4,018,724
Fair value through profit or loss | Equity securities | Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	69,426	718,269
Fair value through profit or loss | Equity securities | Final Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	69,426	718,269
Fair value through other comprehensive income | Equity securities | Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	518,781	510,154
Fair value through other comprehensive income | Equity securities | Final Exposure
RISK MANAGEMENT
Maximum exposure to credit risk	$ 518,781	$ 510,154